SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Revenue by major customer
Charterhire from charterers that accounted for over 10% of our total time and voyage charter revenues are as follows:

(in thousands of $)	Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
International energy major	107,168	34%	106,469	31%	14,816	7%
International oil and gas producer	40,564	13%	43,800	13%	7,735	4%
Japanese commodities company	38,643	12%	38,861	11%	—	—
Global integrated energy company	33,977	11%	—	—	—	—
Dutch trading house	21,341	7%	23,199	7%	27,670	13%
Singaporean trading house	9,993	3%	30,505	9%	38,206	17%
Japanese trading house	—	—	33,885	10%	17,350	8%
European utility company	—	—	9,845	3%	32,057	15%
Asian trading house	—	—	6,777	2%	30,694	14%

~~(~~1) Includes time and voyage charter revenues from the Predecessor and Successor Periods on an aggregated basis for the year ended December 31, 2022~~.~~